ANALYSIS OF OPERATING SEGMENTS - Income by country (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Interest income	$ 19,552,735	$ 18,356,636	$ 18,741,833
Income for commission and fees	6,083,343	5,453,382	5,202,125
Storage services	161,298	156,638	169,815
Trust activities	334,910	312,901	311,837
Pension and severance fund management	1,129,391	987,323	926,771
Fees on credit cards	1,364,244	1,187,716	1,112,319
Office network services	24,618	30,220	42,639
Commissions on drafts, checks and checkbooks	50,026	49,645	60,768
Other commissions	12,350	10,457	10,272
Commissions on banking services	3,006,506	2,718,482	2,567,704
Share of profit of equity accounted investees, net of tax	229,626	197,715	171,964
Dividends	84,686	71,487	50,439
Income from sales of goods and services	9,156,588	8,126,014	5,792,850
Others operating income	139,575	182,594	136,379
Other Income	1,948,178	1,877,991	1,700,641
Income	37,055,156	34,083,225	31,659,852
Energy And Gas E & G
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	4,524,903	3,411,674	2,908,292
Infrastructure
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	3,783,534	3,826,101	2,290,786
Hotels
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	366,835	332,749	236,760
Agro
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	135,928	133,095	87,800
Others Services
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	205,813	239,801	132,833
Colombia
Disclosure of operating segments [line items]
Interest income	12,891,567	12,721,895	13,512,361
Income for commission and fees	3,506,114	3,238,516	3,122,497
Storage services	161,298	156,638	169,815
Trust activities	334,910	312,901	311,837
Pension and severance fund management	1,088,849	955,912	898,537
Fees on credit cards	606,581	557,533	534,209
Office network services	24,618	30,220	42,639
Commissions on drafts, checks and checkbooks	49,546	49,196	60,268
Other commissions	12,350	10,457	10,272
Commissions on banking services	1,227,962	1,165,659	1,094,920
Share of profit of equity accounted investees, net of tax	229,626	197,715	171,964
Dividends	80,443	66,980	50,023
Income from sales of goods and services	8,710,572	7,861,701	5,570,536
Others operating income	139,575	182,594	136,379
Other Income	1,484,085	1,307,370	1,267,920
Income	26,902,407	25,394,177	23,695,301
Colombia | Energy And Gas E & G
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	4,102,181	3,168,649	2,701,124
Colombia | Infrastructure
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	3,783,534	3,826,101	2,290,786
Colombia | Hotels
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	343,541	311,461	221,613
Colombia | Agro
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	135,928	133,095	87,800
Colombia | Others Services
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	205,813	239,801	132,833
Panama
Disclosure of operating segments [line items]
Interest income	1,418,362	1,205,059	1,076,412
Income for commission and fees	352,996	309,546	294,630
Fees on credit cards	45,016	42,560	23,247
Commissions on drafts, checks and checkbooks	480	449	500
Commissions on banking services	307,500	266,537	270,883
Dividends	2,666	3,143	416
Income from sales of goods and services	669	575	409
Other Income	44,292	9,302	38,701
Income	1,818,985	1,527,625	1,410,568
Panama | Hotels
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	669	575	409
Costa Rica
Disclosure of operating segments [line items]
Interest income	2,128,292	1,797,230	1,647,600
Income for commission and fees	1,173,411	999,648	922,251
Pension and severance fund management	31,711	25,516	23,342
Fees on credit cards	406,458	343,791	320,208
Commissions on banking services	735,242	630,341	578,701
Other Income	72,026	269,119	182,258
Income	3,373,729	3,065,997	2,752,109
Guatemala
Disclosure of operating segments [line items]
Interest income	1,058,404	882,648	830,179
Income for commission and fees	278,198	260,158	233,758
Fees on credit cards	69,367	57,929	61,599
Commissions on banking services	208,831	202,229	172,159
Dividends	870	713
Other Income	147,776	130,052	68,709
Income	1,485,248	1,273,571	1,132,646
Honduras
Disclosure of operating segments [line items]
Interest income	950,760	763,975	759,401
Income for commission and fees	344,010	275,111	255,317
Pension and severance fund management	8,831	5,895	4,892
Fees on credit cards	99,055	81,512	66,210
Commissions on banking services	236,124	187,704	184,215
Dividends	707	651
Other Income	59,667	55,773	42,229
Income	1,355,144	1,095,510	1,056,947
Nicaragua
Disclosure of operating segments [line items]
Interest income	391,889	423,149	413,925
Income for commission and fees	170,261	157,034	164,030
Fees on credit cards	50,568	41,552	50,344
Commissions on banking services	119,693	115,482	113,686
Other Income	114,740	90,549	84,453
Income	676,890	670,732	662,408
El Salvador
Disclosure of operating segments [line items]
Interest income	660,029	544,267	485,703
Income for commission and fees	223,982	194,870	185,761
Fees on credit cards	63,467	54,590	51,686
Commissions on banking services	160,515	140,280	134,075
Other Income	5,486	8,060	4,812
Income	889,497	747,197	676,276
Peru
Disclosure of operating segments [line items]
Interest income	6,162	107	87
Income from sales of goods and services	445,347	263,738	221,906
Other Income	6,635	3,297	6,345
Income	458,144	267,142	228,338
Peru | Energy And Gas E & G
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	422,722	243,025	207,168
Peru | Hotels
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	22,625	20,713	14,738
Other countries
Disclosure of operating segments [line items]
Interest income	47,270	18,306	16,165
Income for commission and fees	34,371	18,499	23,881
Fees on credit cards	23,732	8,249	4,816
Commissions on banking services	10,639	10,250	19,065
Other Income	13,471	4,469	5,214
Income	$ 95,112	$ 41,274	$ 45,260